Short term Investments (Details) - Dec. 31, 2020 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Debt Disclosure [Abstract]
Investment total	¥ 173.6	$ 26.6
Marketable securities and redeemed	151.1	23.2
Fair value gains	¥ 12.3	$ 1.9